Stock-Based Compensation - Summary of Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
$0.1894
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.1894
Class B Stock Options Outstanding (in shares) | shares	1,834,028
Weighted- Average Remaining Contractual Life (years)	7 years 3 months 7 days
$0.5960
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.5960
Class B Stock Options Outstanding (in shares) | shares	50,000
Weighted- Average Remaining Contractual Life (years)	7 years 9 months 25 days
$0.9485
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.9485
Class B Stock Options Outstanding (in shares) | shares	9,611,633
Weighted- Average Remaining Contractual Life (years)	8 years 11 months 23 days
$2.3564
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 2.3564
Class B Stock Options Outstanding (in shares) | shares	2,419,943
Weighted- Average Remaining Contractual Life (years)	9 years 10 months 20 days